ADVANCES TO SUPPLIERS (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2018 CNY (¥)	Sep. 30, 2018 USD ($)	Sep. 30, 2017 CNY (¥)
Prepayments for advertisement	¥ 0		¥ 2,206
Prepayments for testing fee	140		719
Deposits for research and development fee	207		207
Prepayments for professional fee	0		200
Others	841		1,966
Advances to suppliers	¥ 1,188	$ 173	¥ 5,298